Cohen & Steers Low Duration Preferred and Income Fund, Inc.

280 Park Avenue

New York, NY 10017

September 2, 2020

VIA EDGARLINK

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re: Cohen & Steers Low Duration Preferred and Income Fund, Inc. (File Nos. 333-206888; 811-23097)

Ladies and Gentlemen:

On behalf of Cohen & Steers Low Duration Preferred and Income Fund, Inc. (the “Corporation”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that (a) the form of Prospectus and Statement of Additional Information dated September 1, 2020 being used in connection with the offering of shares of the Corporation do not differ from those contained in Post-Effective Amendment No. 12 to the Corporation’s Registration Statement, and (b) that Post-Effective Amendment No. 12 was filed electronically with the Securities and Exchange Commission (Accession No. 0001193125-20-234610) on August 28, 2020.

If you should have any questions or comments regarding the forgoing, please call me at (212) 796-9347.

Sincerely,

/s/ Dana A. DeVivo
Dana A. DeVivo
Secretary and Chief Legal Officer